CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Attributable to owners of the Company Issued Capital USD ($)	Attributable to owners of the Company Issued Capital CNY (¥)	Attributable to owners of the Company Other Capital Reserves USD ($)	Attributable to owners of the Company Other Capital Reserves CNY (¥)	Attributable to owners of the Company Accumulated losses USD ($)	Attributable to owners of the Company Accumulated losses CNY (¥)	Attributable to owners of the Company Other Comprehensive (loss)/Income USD ($)	Attributable to owners of the Company Other Comprehensive (loss)/Income CNY (¥)	USD ($)	CNY (¥)
Beginning Balance at Dec. 31, 2017		¥ 312,081		¥ 692,518		¥ (1,016,463)		¥ (3,641)		¥ (15,505)
Statement Line Items [Line Items]
(Loss)/profit for the year						(6,176)				(6,176)
Foreign currency translation adjustments								(117)		(117)
Total comprehensive (loss)/income						(6,176)		(117)		(6,293)
Ending Balance at Dec. 31, 2018		312,081		692,518		(1,022,639)		(3,758)		(21,798)
Statement Line Items [Line Items]
(Loss)/profit for the year						(5,645)				(5,645)
Foreign currency translation adjustments								(111)		(111)
Total comprehensive (loss)/income						(5,645)		(111)		(5,756)
Ending Balance at Dec. 31, 2019		312,081		692,518		(1,028,284)		(3,869)		(27,554)
Statement Line Items [Line Items]
(Loss)/profit for the year						25,579				25,579
Foreign currency translation adjustments								703		703
Total comprehensive (loss)/income						25,579		703		26,282
Issuance of shares (Note 17)		78,216		24,258						102,474
Ending Balance at Dec. 31, 2020		¥ 390,297		¥ 716,776		¥ (1,002,705)		¥ (3,166)		¥ 101,202
Ending Balance at Dec. 31, 2020 | $	$ 59,764		$ 109,756		$ (153,539)		$ (485)		$ 15,496